OTHER CURRENT ASSETS (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Other Assets [Abstract]
Fair value of derivative contracts (Note 24)	CAD 376		CAD 442
Cash provided as collateral	313		590
Prepaid expenses	131		132
Regulatory assets (Note 10)	33		85
Other	55		89
Notes receivable current		$ 40	55
Other current assets, total	CAD 908		CAD 1,338